Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Physical Liquefaction Supply Derivatives [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 79,022,000
Valuation Technique	Income Approach
Significant Unobservable Input	Basis Spread
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.260)
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Input Range	$ (0.003)